UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of Registrant as specified in charter)
                                    ________


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-242-5742

                     DATE OF FISCAL YEAR END: JULY 31, 2006

                     DATE OF REPORTING PERIOD: JULY 31, 2006

ITEM 1.    REPORTS TO STOCKHOLDERS.


                       The Advisors' Inner Circle Fund II


                       UCM INSTITUTIONAL MONEY MARKET FUND


            Annual Report                                July 31, 2006
    ------------------------------------------------------------------------

















                                     Investment Adviser:
                                     Utendahl Capital Management L.P.


------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Statement of Net Assets ....................................................  1

Statement of Operations ....................................................  8

Statement of Changes in Net Assets .........................................  9

Financial Highlights ....................................................... 10

Notes to Financial Statements .............................................. 11

Report of Independent Registered Public Accounting Firm .................... 16

Trustees and Officers of The Advisors' Inner Circle Fund II ................ 18

Disclosure of Fund Expenses ................................................ 26

Notice to Shareholders ..................................................... 28

--------------------------------------------------------------------------------




The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0300.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-UCM-6018; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                               JULY 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 SECTOR WEIGHTINGS (UNAUDITED)+:
--------------------------------------------------------------------------------
[Bar Graph Omitted]
Plot points follow:

68.9% Commercial Paper
20.1% Repurchase Agreements
 6.8% U.S. Government Agency Obligations
 4.2% Certificates of Deposit

+ PERCENTAGES BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 COMMERCIAL PAPER (A) -- 69.0%
--------------------------------------------------------------------------------
                                                         FACE
                                                        AMOUNT         VALUE
                                                     -----------    -----------
ASSET BACKED -- 28.3%
   Atomium Funding (B)
      5.322%, 08/02/06 ............................. $ 1,013,000   $  1,012,851
      5.392%, 08/22/06 .............................   4,000,000      3,987,470
      5.404%, 09/20/06 .............................   3,000,000      2,977,792
   Barton Capital (B)
      5.269%, 08/11/06 .............................   3,000,000      2,995,642
      5.370%, 09/07/06 .............................   3,000,000      2,983,597
   Beethoven Funding (B)
      5.275%, 08/01/06 .............................   1,000,000      1,000,000
      5.316%, 08/09/06 .............................   3,000,000      2,996,473
      5.365%, 09/06/06 .............................   3,000,000      2,984,100
   CAFCO (B)
      5.202%, 08/08/06 .............................   3,000,000      2,996,990
      5.390%, 09/13/06 .............................   2,683,000      2,665,855
      5.401%, 09/20/06 .............................   3,000,000      2,977,708
   Chesham Finance (B)
      5.111%, 08/04/06 .............................   3,000,000      2,998,737
      5.362%, 09/15/06 .............................   3,000,000      2,980,163
   CRC Funding (B)
      5.181%, 08/03/06 .............................   4,000,000      3,998,858
      5.394%, 09/14/06 .............................   3,000,000      2,980,383
      5.403%, 09/19/06 .............................   3,000,000      2,978,113
   Dollar Thrifty Funding
      5.314%, 08/07/06 .............................   3,000,000      2,997,355
      5.321%, 08/14/06 .............................     984,000        982,117
      5.372%, 08/24/06 .............................   3,000,000      2,989,746
   Edison Asset Securitization (B)
      5.114%, 08/08/06 .............................   3,000,000      2,997,054
      5.102%, 08/21/06 .............................   1,000,000        997,211
      5.178%, 09/01/06 .............................   3,000,000      2,986,799
      5.420%, 11/01/06 .............................   3,000,000      2,959,060

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                               JULY 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMERCIAL PAPER -- CONTINUED
--------------------------------------------------------------------------------
                                                         FACE
                                                        AMOUNT         VALUE
                                                     -----------    -----------
ASSET BACKED -- CONTINUED
   Giro Funding (B)
      5.324%, 08/11/06 ............................. $ 3,000,000   $  2,995,583
      5.343%, 08/16/06 .............................   4,000,000      3,991,133
      5.280%, 09/12/06 .............................   3,000,000      2,981,765
   Manhattan Asset Funding (B)
      5.294%, 08/04/06 .............................   4,000,000      3,998,240
      5.455%, 10/11/06 .............................   3,000,000      2,968,168
   Scaldis Capital (B)
      5.146%, 08/21/06 .............................   3,000,000      2,991,533
      5.148%, 09/15/06 .............................   3,000,000      2,981,025
      5.426%, 10/23/06 .............................   3,000,000      2,962,996
   Sheffield Receivables (B)
      5.137%, 08/03/06 .............................   3,000,000      2,999,152
      5.365%, 08/31/06 .............................   4,000,000      3,982,200
      5.360%, 09/06/06 .............................   3,000,000      2,984,100
   Windmill Funding (B)
      5.155%, 08/02/06 .............................   3,000,000      2,999,574
      5.294%, 08/10/06 .............................   2,700,000      2,696,443
      5.315%, 09/01/06 .............................   3,000,000      2,986,386
                                                                   ------------
                                                                    106,942,372
                                                                   ------------
BANKS -- 8.9%
   Barclays US Funding
      5.201%, 08/22/06 .............................   3,000,000      2,991,005
      5.428%, 10/20/06 .............................   3,000,000      2,964,267
      5.496%, 11/24/06 .............................   3,000,000      2,948,442
   Goldman Sachs Group
      4.942%, 10/30/06 .............................   3,000,000      2,964,225
   Rabobank USA Finance
      5.267%, 08/08/06 .............................   4,000,000      3,995,917
      5.120%, 09/29/06 .............................   3,000,000      2,975,318
      5.206%, 11/20/06 .............................   3,000,000      2,953,102
   Royal Bank of Scotland
      5.403%, 10/18/06 .............................   3,000,000      2,965,485
      5.482%, 12/08/06 .............................   3,000,000      2,942,380
   Societe Generale
      5.114%, 08/23/06 .............................   3,000,000      2,990,778
      4.995%, 09/29/06 .............................   3,000,000      2,976,056
                                                                   ------------
                                                                     33,666,975
                                                                   ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                               JULY 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMERCIAL PAPER -- CONTINUED
--------------------------------------------------------------------------------
                                                         FACE
                                                        AMOUNT         VALUE
                                                     -----------    -----------
COMPUTERS & SERVICES -- 0.8%
   IBM Capital (B)
      5.198%, 09/08/06 ............................. $ 3,000,000   $  2,983,755
                                                                   ------------
CONSUMER PRODUCTS -- 1.9%
   Harley-Davidson Funding (B)
      5.273%, 08/22/06 .............................   4,300,000      4,286,856
   Unilever Capital (B)
      5.247%, 08/01/06 .............................   3,000,000      3,000,000
                                                                   ------------
                                                                      7,286,856
                                                                   ------------
ELECTRICAL SERVICES -- 5.5%
   National Rural Utilities
      5.295%, 08/14/06 .............................   3,000,000      2,994,291
      5.344%, 08/23/06 .............................   4,000,000      3,986,995
      5.383%, 09/05/06 .............................   3,000,000      2,984,396
   Southern (B)
      5.262%, 08/02/06 .............................   4,000,000      3,999,417
      5.313%, 08/17/06 .............................   7,000,000      6,983,520
                                                                   ------------
                                                                     20,948,619
                                                                   ------------
FINANCE -- 21.2%
   Caterpillar Financial Services
      5.262%, 08/17/06 .............................   4,000,000      3,990,684
   CIT Group
      5.067%, 08/07/06 .............................   3,000,000      2,997,505
      5.186%, 09/05/06 .............................   3,000,000      2,985,096
      5.488%, 11/09/06 .............................   3,000,000      2,955,083
   Citigroup Funding
      5.156%, 08/23/06 .............................   3,000,000      2,990,668
      5.178%, 09/20/06 .............................   3,000,000      2,978,792
      5.415%, 10/17/06 .............................   3,000,000      2,965,671
   General Electric Capital
      5.149%, 08/01/06 .............................   3,000,000      3,000,000
      4.935%, 10/23/06 .............................   3,000,000      2,967,008
      5.515%, 12/11/06 .............................   3,000,000      2,940,710
   HBOS Treasury Services
      5.142%, 08/16/06 .............................   3,000,000      2,993,650
      5.200%, 09/05/06 .............................   3,000,000      2,985,037
      5.440%, 10/26/06 .............................   3,000,000      2,961,551

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                               JULY 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMERCIAL PAPER -- CONTINUED
--------------------------------------------------------------------------------
                                                         FACE
                                                        AMOUNT         VALUE
                                                     -----------    -----------
FINANCE -- CONTINUED
   HSBC Finance
      5.156%, 08/24/06 ............................. $ 3,000,000   $  2,990,244
      5.167%, 09/21/06 .............................   3,000,000      2,978,410
      5.395%, 10/19/06 .............................   3,000,000      2,965,108
   ING Funding
      5.101%, 08/10/06 .............................   3,000,000      2,996,220
      5.378%, 09/18/06 .............................   3,000,000      2,978,720
      5.376%, 10/16/06 .............................   3,000,000      2,966,560
   International Lease Finance
      5.120%, 08/21/06 .............................   3,000,000      2,991,575
      5.359%, 09/28/06 .............................   3,000,000      2,974,480
      5.172%, 10/23/06 .............................   3,000,000      2,965,002
   Prudential (B)
      5.122%, 08/04/06 .............................   3,000,000      2,998,734
      5.450%, 10/10/06 .............................   3,000,000      2,968,646
   UBS Finance
      5.121%, 08/22/06 .............................   1,550,000      1,545,434
      5.450%, 10/06/06 .............................   3,000,000      2,970,437
      5.423%, 10/16/06 .............................   3,000,000      2,966,117
                                                                   -------------
                                                                     79,967,142
                                                                   -------------
FOOD & BEVERAGES -- 0.8%
   McCormick
      5.032%, 08/14/06 .............................   3,000,000      2,994,638
                                                                   ------------
OIL & GAS -- 1.6%
   Schlumberger Technology (B)
      5.110%, 08/07/06 .............................   3,000,000      2,997,475
      5.345%, 09/19/06 .............................   3,000,000      2,978,481
                                                                   ------------
                                                                      5,975,956
                                                                   ------------
   TOTAL COMMERCIAL PAPER
      (Cost $260,766,313) ..........................                260,766,313
                                                                   ------------




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                               JULY 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.9%
--------------------------------------------------------------------------------
                                                         FACE
                                                        AMOUNT         VALUE
                                                     -----------    -----------
   FHLB
      3.125%, 11/15/06 ............................. $ 1,000,000   $    993,043
   FHLB Ser 430
      2.875%, 09/15/06 .............................   3,000,000      2,991,849
   FHLMC
      2.750%, 08/15/06 .............................   3,000,000      2,997,283
      3.000%, 09/29/06 .............................   1,000,000        996,008
      2.875%, 12/15/06 .............................   3,000,000      2,970,887
   FHLMC MTN
      4.050%, 08/15/06 .............................   3,000,000      2,998,223
      3.000%, 11/09/06 .............................   3,000,000      2,979,255
   FNMA
      2.750%, 08/11/06 .............................   3,000,000      2,997,809
      4.375%, 10/15/06 .............................   2,650,000      2,643,907
      2.750%, 11/13/06 .............................   1,000,000        992,205
      2.625%, 11/15/06 .............................   2,410,000      2,389,885
                                                                   ------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $25,950,354) ...........................                 25,950,354
                                                                   ------------
--------------------------------------------------------------------------------
 CERTIFICATES OF DEPOSIT -- 4.2%
--------------------------------------------------------------------------------
BANKS -- 4.2%
   Barclays Bank
      5.140%, 08/18/06 .............................   4,000,000      3,999,992
   Deutsche Bank
      4.155%, 08/02/06 .............................     650,000        649,976
      5.030%, 02/14/07 .............................   3,800,000      3,786,044
   HBOS Treasury Services
      4.305%, 09/28/06 .............................     449,000        448,019
   PNC Bank
      4.795%, 01/24/07 .............................   2,100,000      2,094,250
   Wells Fargo Bank
      5.270%, 08/01/06 .............................   4,900,000      4,900,000
                                                                   ------------
   TOTAL CERTIFICATES OF DEPOSIT
      (Cost $15,878,281) ...........................                 15,878,281
                                                                   ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                               JULY 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS -- 20.1%
--------------------------------------------------------------------------------
                                                         FACE
                                                        AMOUNT         VALUE
                                                     -----------    -----------
   JPMorgan Chase
      5.250%, dated 07/31/06, to be repurchased
      on 08/01/06, repurchase price $20,981,880
      (collateralized by U.S. Government
      obligations, ranging in par value $234,000-
      $10,350,000, 0.000%-6.250%, 02/01/11-
      10/15/19; total market value $21,399,641) .... $20,978,821   $ 20,978,821
   Societe Generale
      5.260%, dated 07/31/06, to be repurchased
      on 08/01/06, repurchase price $55,008,036
      (collateralized by U.S. Government
      obligations, ranging in par value
      $33,922,783-$152,540,881, 5.500%-6.000%,
      08/15/19-03/15/33; total market  value
      $56,100,000) .................................  55,000,000     55,000,000
                                                                   ------------
   TOTAL REPURCHASE AGREEMENTS
     (Cost $75,978,821) ............................                 75,978,821
                                                                   ------------
   TOTAL INVESTMENTS -- 100.2%
      (Cost $378,573,769) ..........................                378,573,769
                                                                   ------------
 OTHER ASSETS AND LIABILITIES -- (0.2%)
   Income Distribution Payable .....................                 (1,102,048)
   Administration Fees Payable .....................                    (25,089)
   Investment Advisory Fees Payable ................                    (10,361)
   Chief Compliance Officer Fees Payable ...........                     (6,908)
   Trustees' Fees Payable ..........................                     (2,106)
   Other Assets and Liabilities, Net ...............                    549,022
                                                                   ------------
   TOTAL OTHER ASSETS AND LIABILITIES                                  (597,490)
                                                                   ------------
   NET ASSETS -- 100.0% ............................               $377,976,279
                                                                   ============



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                               JULY 31, 2006
--------------------------------------------------------------------------------
 NET ASSETS:
--------------------------------------------------------------------------------

                                                                       VALUE
                                                                    -----------


   Paid-in Capital ..........................................      $377,976,624
   Accumulated Net Realized Loss on Investments .............              (345)
                                                                   ------------
   NET ASSETS ...............................................      $377,976,279
                                                                   ============
INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value) .............       377,976,624
                                                                   ============
Net Asset Value, Offering and Redemption Price Per Share --
      Institutional Class Shares ............................             $1.00
                                                                          =====
   (A) THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
   (B) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. THE TOTAL VALUE OF THESE SECURITIES WAS $133,170,038 AND REPRESENTED 35.2% OF NET ASSETS.
  FHLB FEDERAL HOME LOAN BANK
 FHLMC FEDERAL HOME LOAN MORTGAGE CORPORATION
  FNMA FEDERAL NATIONAL MORTGAGE ASSOCIATION
   MTN MEDIUM TERM NOTE
   SER SERIES




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                          UCM INSTITUTIONAL
                                                            MONEY MARKET FUND
                                                            FOR THE PERIOD ENDED
                                                            JULY 31, 2006*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest .........................................................  $11,642,497
                                                                    -----------
   TOTAL INVESTMENT INCOME .......................................   11,642,497
                                                                    -----------
EXPENSES
Investment Advisory Fees .........................................      618,615
Administration Fees ..............................................      204,956
Chief Compliance Officer Fees ....................................        9,499
Trustees' Fees ...................................................        7,267
Transfer Agent Fees ..............................................       56,189
Registration Fees ................................................       42,572
Legal Fees .......................................................       35,008
Offering Costs ...................................................       29,276
Custodian Fees ...................................................       21,115
Audit Fees .......................................................       16,944
Printing Fees ....................................................        9,967
Insurance and Other Expenses .....................................       27,535
                                                                    -----------
   TOTAL EXPENSES ................................................    1,078,943
                                                                    -----------
Less: Waiver of Investment Advisory Fees .........................     (618,615)
      Reimbursement by Investment Adviser ........................      (14,735)
      Fees Paid Indirectly .......................................         (194)
                                                                    -----------
   NET EXPENSES ..................................................      445,399
                                                                    -----------
NET INVESTMENT INCOME ............................................   11,197,098
                                                                    -----------
NET REALIZED LOSS ON INVESTMENTS .................................         (345)
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .............  $11,196,753
                                                                    ===========
* COMMENCED OPERATIONS ON SEPTEMBER 23, 2005.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                                      PERIOD
                                                                      ENDED
                                                                      JULY 31,
                                                                       2006*
                                                                    ----------
OPERATIONS:
   Net Investment Income ........................................ $  11,197,098
   Net Realized Loss on Investments .............................          (345)
                                                                  -------------
     NET INCREASE IN NET ASSETS RESULTING
       FROM OPERATIONS ..........................................    11,196,753
                                                                  -------------
DIVIDENDS FROM:
   Net Investment Income ........................................   (11,197,098)
                                                                  -------------
     TOTAL DIVIDENDS ............................................   (11,197,098)
                                                                  -------------
CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   Issued .......................................................   519,146,009
   Reinvestment of Dividends ....................................     5,147,303
   Redeemed .....................................................  (146,316,688)
                                                                  -------------
     NET INCREASE IN NET ASSETS FROM
       CAPITAL SHARE TRANSACTIONS ...............................   377,976,624
                                                                  -------------
     TOTAL INCREASE IN NET ASSETS ...............................   377,976,279
                                                                  -------------
NET ASSETS:
   Beginning of Period ..........................................            --
                                                                  -------------
   End of Period ................................................ $ 377,976,279
                                                                  =============
* COMMENCED OPERATIONS ON SEPTEMBER 23, 2005.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                  PERIOD ENDED
                                                                 JULY 31, 2006*
                                                                 --------------
Net Asset Value, Beginning of Period ..............................   $   1.00
                                                                     ---------
Income from Operations:
   Net Investment Income ..........................................       0.04
   Net Realized Loss on Investments ...............................        --++
                                                                     ---------
Total from Operations .............................................       0.04
                                                                     ---------
Dividends from:
   Net Investment Income ..........................................      (0.04)
                                                                     ---------
Total Dividends ...................................................      (0.04)
                                                                     ---------
Net Asset Value, End of Period ....................................  $    1.00
                                                                     =========

TOTAL RETURN+ .....................................................       3.78%
                                                                     =========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) .............................  $ 377,976
Ratio of Expenses to Average Net Assets (including waivers,
  reimbursements and fees paid indirectly) ........................      0.18%**
Ratio of Expenses to Average Net Assets (excluding waivers,
  reimbursements and fees paid indirectly) ........................      0.44%**
Ratio of Net Investment Income to Average Net Assets ..............      4.53%**

  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL
    RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED BY THE ADVISER DURING THE PERIOD. THE RETURN SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
 ++ AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.
  * COMMENCED OPERATIONS ON SEPTEMBER 23, 2005.
 ** ANNUALIZED.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
                                                               JULY 31, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND II (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with ten funds. The financial statements herein are those of the UCM Institutional Money Market Fund (the "Fund"). The financial statements of the remaining funds are presented separately. The Trust is authorized to offer shares of the Fund in Institutional Shares. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund of the Trust in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund:

     USE OF ESTIMATES -- The preparation of finan cial statements in conformity with U.S. generally accepted accounting prin ciples requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the 1940 Act. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND

--------------------------------------------------------------------------------
     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are allocated to the funds based on the number of funds and/or relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared daily and paid monthly by the Fund. Any net realized capital gains are distributed to shareholders at least annually.

     ORGANIZATION AND OFFERING COSTS -- Organization costs of the Fund, which commenced operations on September 23, 2005, have been expensed as incurred. Offering costs, including costs of printing initial prospectuses and registration fees, are being amortized to expenseover twelve months beginning with inception. As of July 31, 2006, $5,562 remained to be amortized.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board of Trustees.

4. ADMINISTRATION, TRANSFER AGENT, AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Fund at an annual rate of:

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND

--------------------------------------------------------------------------------
    0.10% on the first $100 million of the Fund's average daily net assets; 0.08% on the next $150 million of the Fund's average daily net assets;
    0.06% on the next $250 million of the Fund's average daily net assets; and 0.04% on the Fund's average daily net assets over $500 million.

The Fund is subject to a minimum annual administration fee of $100,000 and $15,000 per additional class.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

The Fund may earn cash management credits which can be used to offset transfer agent expenses. During the period ended July 31, 2006, the Fund earned credits of $194 which were used to offset transfer agent expenses. This amount is listed as "Fees Paid Indirectly" on the Statement of Operations.

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

Utendahl Capital Management L.P. (the "Adviser") serves as the investment adviser to the Fund. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets. The Adviser has voluntarily agreed to limit the total expenses of the Fund to 0.18% of the Fund's average daily net assets. To maintain this expense limitation, the Adviser may waive a portion of its advisory fee and/or reimburse certain expenses of the Fund. The Adviser intends to continue its voluntary expense limitation until further notice, but may discontinue it at any time.

6. FEDERAL TAX INFORMATION:

It is the Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made.

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND


--------------------------------------------------------------------------------
are primarily due to differing book and tax treatments in the timing of recognition of gains or losses on investments. Permanent book and tax basis differences, if any, may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital.

There were no permanent differences for the period ended July 31, 2006.

The tax character of dividends declared during the period ended July 31, 2006 was as follows:
                                ORDINARY
                                 INCOME                   TOTAL
                               -----------             -----------
                 2006          $11,197,098             $11,197,098

As of July 31, 2006, the components of Accumulated Losses on a tax basis consist of Post-October losses of $(345).

Post-October losses represent losses realized on investment transactions from November 1, 2005 through July 31, 2006, that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following fiscal year.

The cost basis of securities for Federal income tax purposes is equal to the cost basis used for financial reporting purposes.

7. INDEMNIFICATIONS:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

8. OTHER:

At July 31, 2006, 13% of the total shares outstanding were held by one shareholder.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND

--------------------------------------------------------------------------------
9. NEW ACCOUNTING PRONOUNCEMENTS:

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of July 31, 2006, the Fund has not evaluated the impact that will result from adopting FIN 48.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of UCM Institutional Money Market Fund of The Advisors' Inner Circle Fund II:

We have audited the accompanying statement of net assets of the UCM Institutional Money Market Fund, one of the funds constituting The Advisors' Inner Circle Fund II (the Trust), as of July 31, 2006, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from September 23, 2005 (commencement of operations) through July 31, 2006. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2006, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the UCM Institutional Money Market Fund of The Advisors' Inner Circle Fund II at July 31, 2006, and the results of its operations, the changes in its net assets and its financial highlights for the period from September 23, 2005 (commencement of operations) through July 31, 2006, in conformity with U.S. generally accepted accounting principles.


                                                       /s/Ernst & Young LLP

Philadelphia, Pennsylvania
September 15, 2006

                       This page intentionally left blank.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND

--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the



                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
        AGE1                         THE TRUST                   TIME SERVED2
--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------
ROBERT A. NESHER                     Chairman                    (Since 1991)
60 yrs. old                        of the Board
                                   of Trustees
















--------------------------------------------------------------------------------

WILLIAM M. DORAN                      Trustee                    (Since  1992)
1701 Market Street,
Philadelphia, PA 19103
66 yrs. old














--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
--------------------------------------------------------------------------------

Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-346-6300. The following chart lists Trustees and Officers as of July 31, 2006.

                                                 NUMBER OF
                                                 FUNDS IN
                                               THE ADVISORS'
                                             INNER CIRCLE FUND II
         PRINCIPAL OCCUPATION(S)              OVERSEEN BY BOARD        OTHER DIRECTORSHIPS
            DURING PAST 5 YEARS                    MEMBER             HELD BY BOARD MEMBER3
---------------------------------------------------------------------------------------------------------------



Currently performs various services on behalf        10            Trustee of The Advisors' Inner Circle
of SEI Investments for which Mr. Nesher is                         Fund, Bishop Street Funds, SEI Asset
compensated. Executive Vice President of SEI                       Allocation Trust, SEI Daily Income
Investments, 1986-1994. Director and                               Trust, SEI Index Funds, SEI
Executive Vice President of the Administrator                      Institutional International Trust,
and the Distributor, 1981-1994.                                    SEI Institutional Investments Trust,
                                                                   SEI Institutional Managed Trust,
                                                                   SEI Liquid Asset Trust, SEI Tax
                                                                   Exempt Trust, SEI Opportunity
                                                                   Master Fund, L.P., SEI Opportunity
                                                                   Fund, L.P., SEI Global Master Fund,
                                                                   PLC, SEI Global Assets Fund, PLC,
                                                                   SEI GLobal Investments Fund, PLC,
                                                                   SEI Investments Global, Limited,
                                                                   SEI Investments Global Fund
                                                                   Services, Limited, SEI Investments
                                                                   (Europe) Ltd., SEI Investments
                                                                   Unit Trust Management (UK) Limited
                                                                   and SEI Global Nominee Ltd.
---------------------------------------------------------------------------------------------------------------

Self Employed Consultant since 2003. Partner,        10            Director of SEI Investments Company
Morgan, Lewis & Bockius LLP (law firm) from                        and SEI Investments Distribution Co.,
1976-2003, counsel to the Trust, SEI Investments,                  SEI Investments Global Fund Services
the Administrator and the Distributor. Director                    Limited, SEI Investments Global
of SEI Investments since 1974; Secretary of                        Limited, Trustee of The Advisors'
SEI Investments since 1978.                                        Inner Circle Fund, Bishop Street
                                                                   Funds, SEI Asset Allocation Trust,
                                                                   SEI Daily Income Trust, SEI Index
                                                                   Funds, SEI Institutional International
                                                                   Trust, SEI Institutional Investments
                                                                   Trust, SEI Institutional Managed
                                                                   Trust, SEI Liquid Asset Trust, SEI
                                                                   Tax Exempt Trust, SEI Investments
                                                                   Global Fund Services Limited,
                                                                   SEI Investments Global, Limited,
                                                                   SEI Investments (Europe), Limited
                                                                   SEI Investments (Asia) Limited and
                                                                   SEI Asset Korea Co., Ltd.
---------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND

--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)
--------------------------------------------------------------------------------




                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
        AGE1                         THE TRUST                   TIME SERVED2
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------

EUGENE B. PETERS                      Trustee                    (Since 1993)
77 yrs. old





--------------------------------------------------------------------------------

JAMES M. STOREY                       Trustee                    (Since 1994)
75 yrs. old







--------------------------------------------------------------------------------

GEORGE J. SULLIVAN, JR.               Trustee                    (Since 1999)
63 yrs. old











--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND

--------------------------------------------------------------------------------




                                                 NUMBER OF
                                                 FUNDS IN
                                               THE ADVISORS'
                                             INNER CIRCLE FUND II
         PRINCIPAL OCCUPATION(S)              OVERSEEN BY BOARD         OTHER DIRECTORSHIPS
            DURING PAST 5 YEARS                    MEMBER              HELD BY BOARD MEMBER3
---------------------------------------------------------------------------------------------------------------




Private investor from 1987 to present. Vice           10           Trustee of The Advisors' Inner Circle
President and Chief Financial officer, Western                     Fund and the Bishop Street Funds.
Company of North America (petroleum service
company), 1980-1986. President of Gene Peters
and Associates (import company), 1978-1980.
President and Chief Executive Officer of Jos.
Schlitz Brewing Company before 1978.
---------------------------------------------------------------------------------------------------------------

Attorney, Solo Practitioner since 1994.               10           Trustee of The Advisors' Inner Circle
Partner, Dechert, September 1987-December 1993.                    Fund, the Bishop Street Funds, SEI
                                                                   Asset Allocation Trust, SEI Daily
                                                                   Income Trust, SEI Index Funds,
                                                                   SEI Institutional International Trust,
                                                                   SEI Institutional Investments Trust,
                                                                   SEI Institutional Managed Trust, SEI
                                                                   Liquid Asset Trust, SEI Tax Exempt
                                                                   Trust and U.S. Charitable Gift Trust.
---------------------------------------------------------------------------------------------------------------

Chief Executive Officer, Newfound                     10           Trustee, State Street Navigator
Consultants, Inc. since April 1997. General                        Securities Lending Trust, since 1995.
Partner, Teton Partners, L.P., June 1991-                          Trustee of The Advisors' Inner Circle
December 1996; Chief Financial Officer,                            Fund, the Bishop Street Funds, SEI
Nobel Partners, L.P., March 1991-December                          Asset Allocation Trust, SEI Daily
1996; Treasurer and Clerk, Peak Asset                              Income Trust, SEI Index Funds, SEI
Management, Inc., since 1991.                                      Institutional International Trust, SEI
                                                                   Institutional Investments Trust, SEI
                                                                   Institutional Managed Trust, SEI
                                                                   Liquid Asset Trust, SEI Tax Exempt
                                                                   Trust, SEI Opportunity Master Fund,
                                                                   L.P., and the SEI Opportunity
                                                                   Fund, L.P.
---------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND

--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)
--------------------------------------------------------------------------------




                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
        AGE1                         THE TRUST                   TIME SERVED2
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------

BETTY L. KRIKONIAN                    Trustee                    (Since 2005)
63 yrs. old


--------------------------------------------------------------------------------

CHARLES E. CARLBOM                    Trustee                    (Since 2005)
72 yrs. old

--------------------------------------------------------------------------------

MITCHELL A. JOHNSON                   Trustee                    (Since 2005)
64 yrs. old


--------------------------------------------------------------------------------

OFFICERS
--------

JAMES F. VOLK, CPA                   President                   (Since 2003)
44 yrs. old



--------------------------------------------------------------------------------

MICHAEL LAWSON                 Controller and Chief              (Since 2005)
45 yrs. old                      Financial Officer


--------------------------------------------------------------------------------

RUSSELL EMERY                    Chief Compliance                (Since 2006)
43 yrs. old                           Officer



--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND

--------------------------------------------------------------------------------




                                                 NUMBER OF
                                                 FUNDS IN
                                               THE ADVISORS'
                                             INNER CIRCLE FUND II
         PRINCIPAL OCCUPATION(S)              OVERSEEN BY BOARD         OTHER DIRECTORSHIPS
            DURING PAST 5 YEARS                    MEMBER              HELD BY BOARD MEMBER3
---------------------------------------------------------------------------------------------------------------




Self-Employed Legal and Financial Services            10           Trustee of The Advisors' Inner Circle
Consultant since 2003. Counsel to State Street                     Fund and the Bishop Street Funds.
Bank Global Securities and Cash Operations
from 1995 to 2003.
----------------------------------------------------------------------------------------------------------------

Self-Employed Business Consultant, Business           10           Trustee of The Advisors' Inner Circle
Project Inc. since 1997. CEO and President,                        Fund, the Bishop Street Funds, Oregon
United Grocers Inc. from 1997 to 2000.                             Trust Co. and O.T. Logistics, Inc.
----------------------------------------------------------------------------------------------------------------

Retired.                                              10           Director, Federal Agricultural
                                                                   Mortgage Corporation. Trustee of
                                                                   The Advisors' Inner Circle Fund and
                                                                   the Bishop Street Funds.
----------------------------------------------------------------------------------------------------------------




Senior Operations Officer, SEI Investments,          N/A                         N/A
Fund Accounting and Administration (1996-
present); Assistant Chief Accountant of the U.S.
Securities and Exchange Commission's Division
of Investment Management (1993-1996).
----------------------------------------------------------------------------------------------------------------

Director, SEI Investments, Fund Accounting           N/A                         N/A
since July 2005. Manager, SEI Investments
AVP from April 1995 to February 1998 and
November 1998 to July 2005.
----------------------------------------------------------------------------------------------------------------

Director of Investment Product Management            N/A                         N/A
and Development at SEI Investments since
February 2003. Senior Investment Analyst,
Equity team at SEI Investments from
March 2000 to February 2003.
----------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND

--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)
--------------------------------------------------------------------------------




                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
        AGE1                         THE TRUST                   TIME SERVED2
--------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------

JAMES NDIAYE                     Vice President and              (Since 2004)
37 yrs. old                          Secretary




--------------------------------------------------------------------------------

TIMOTHY D. BARTO              Assistant Vice President           (Since 2000)
38 yrs. old                   and Assistant Secretary



--------------------------------------------------------------------------------

PHILIP T. MASTERSON              Vice President and              (Since 2004)
42 yrs. old                      Assistant Secretary




--------------------------------------------------------------------------------

NICOLE WELCH                         AML Officer                 (Since 2005)
28 yrs. old






--------------------------------------------------------------------------------
1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND

--------------------------------------------------------------------------------




                                                 NUMBER OF
                                                 FUNDS IN
                                               THE ADVISORS'
                                             INNER CIRCLE FUND II
         PRINCIPAL OCCUPATION(S)              OVERSEEN BY BOARD         OTHER DIRECTORSHIPS
            DURING PAST 5 YEARS                    MEMBER              HELD BY BOARD MEMBER3
---------------------------------------------------------------------------------------------------------------




Employed by SEI Investments Company since            N/A                         N/A
2004. Vice President, Deusche Asset Management
from 2003-2004. Associate, Morgan, Lewis &
Bockius LLP from 2000-2003. Counsel, Assistant
Vice President, ING Variable Annuities Group
from 1999-2000.
---------------------------------------------------------------------------------------------------------------

General Counsel, Vice President and Assistant        N/A                         N/A
Secretary of SEI Investments Global Funds
Services since 1999; Associate, Dechert (law firm)
from 1997-1999; Associate, Richter, Miller & Finn
(law firm) from 1994-1997.
---------------------------------------------------------------------------------------------------------------

Employed by SEI Investments Company since            N/A                         N/A
2004. General Counsel, CITCO Mutual Fund
Services from 2003-2004. Vice President and
Associate Counsel, Oppenheimer Funds from
2001-2003. and Vice President and Assistant
Counsel from 1997-2001.
---------------------------------------------------------------------------------------------------------------

Assistant Vice President and AML Compliance          N/A                         N/A
Officer of SEI Investments since January 2005.
Compliance Analyst at TD Waterhouse from
January 2004 to November 2004. Senior
Compliance Analyst at UBS Financial Services
from October 2002 to January 2004. Knowledge
Management Analyst at PricewaterhouseCoopers
Consulting from September 2000 to October 2002.
---------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND

--------------------------------------------------------------------------------


NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.
--------------------------------------------------------------------------------
                            BEGINNING         ENDING                    EXPENSES
                             ACCOUNT         ACCOUNT      ANNUALIZED      PAID
                              VALUE           VALUE        EXPENSE       DURING
                             02/01/06        07/31/06       RATIOS       PERIOD*
--------------------------------------------------------------------------------
UCM INSTITUTIONAL MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN          $1,000.00       $1,023.60        0.18%         $0.90
HYPOTHETICAL 5% RETURN       1,000.00        1,023.90        0.18           0.90
--------------------------------------------------------------------------------
*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND II                             UCM INSTITUTIONAL
                                                               MONEY MARKET FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------
For the fiscal year ended July 31, 2006, the Fund is designating the following items with regard to distributions paid during the year.

                                                                         QUALIFYING FOR
                                                                            CORPORATE
                          LONG-TERM        ORDINARY                         DIVIDENDS
                         CAPITAL GAIN       INCOME           TOTAL           RECEIVED
                         DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS     DEDUCTION (1)
                         -------------   -------------   -------------   ---------------
UCM Institutional
  Money Market Fund           0.00%          100.00%        100.00%            0.00%


                                                                             QUALIFIED
                            QUALIFYING        U.S.          QUALIFIED        SHORT-TERM
                             DIVIDEND      GOVERNMENT        INTEREST          CAPITAL
                            INCOME (2)    INTEREST (3)      INCOME (4)         GAIN (5)
                           ------------   ------------     ------------      ----------
UCM Institutional
  Money Market Fund           0.00%            5.42%          100.00%           0.00%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS
    RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS
    (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS).

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME"
    AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS
    REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT-TERM
    CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). IT IS THE INTENTION OF THE
    FUND TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY LAW.

(3) "U.S. GOVERNMENT INTEREST" REPRESENTS THE AMOUNT OF INTEREST THAT WAS DERIVED FROM
    DIRECT U.S. GOVERNMENT OBLIGATIONS AND DISTRIBUTED DURING THE FISCAL YEAR. THIS
    AMOUNT IS REFLECTED AS A PERCENTAGE OF TOTAL ORDINARY INCOME DISTRIBUTIONS (THE
    TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS).
    GENERALLY, INTEREST FROM DIRECT U.S. GOVERNMENT OBLIGATIONS IS EXEMPT FROM STATE
    INCOME TAX. HOWEVER, FOR SHAREHOLDERS OF THE ADVISORS' INNER CIRCLE FUND II-UCM
    INSTITUTIONAL MONEY MARKET FUND WHO ARE RESIDENTS OF CALIFORNIA, CONNECTICUT OR NEW
    YORK, THE STATUTORY THRESHOLD REQUIREMENTS WERE NOT SATISFIED TO PERMIT EXEMPTION OF
    THESE FROM STATE INCOME.

(4) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING INTEREST INCOME"
    AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A
    PERCENTAGE OF NET INVESTMENT INCOME DISTRIBUTIONS THAT ARE EXEMPT FROM U.S.
    WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS.

(5) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING SHORT-TERM
    CAPITAL GAIN" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED
    AS A PERCENTAGE OF SHORT-TERM CAPITAL GAIN DISTRIBUTIONS THAT ARE EXEMPT FROM U.S.
    WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS.

                                      NOTES

                       UCM INSTITUTIONAL MONEY MARKET FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                                  800-UCM-6018

                                    ADVISER:
                        Utendahl Capital Management L.P.
                           30 Broad Street, 21st Floor
                               New York, NY 10004

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                                Ernst & Young LLP
                               Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103



          This information must be preceded or accompanied by a current prospectus for the Fund.


UCM-AR-001-0200

ITEM 2.    CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's Principal Executive Officer, Principal Financial Officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by Ernst & Young LLP ("E&Y") and KPMG LLP ("KPMG") related to the Funds

E&Y and KPMG billed the Funds aggregate fees for services rendered to the Funds for the last two fiscal years as follows:

--------------------- ----------------------------------------------------- -----------------------------------------------------
                                             2006+                                                  2005++
--------------------- ----------------------------------------------------- -----------------------------------------------------
                      All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                      services to the   services to       and services to   services to the   services to       and services to
                      Trust that were   service           service           Trust that were   service           service
                      pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                        were              did not require                     were              did not require
                                        pre-approved      pre-approval                        pre-approved      pre-approval
------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit             $68,000             N/A               N/A             $35,000             N/A               N/A
        Fees(1)

------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-              N/A               N/A               N/A               N/A               N/A               N/A
        Related
        Fees
------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax Fees            N/A               N/A               N/A               N/A               N/A               N/A


------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All Other          $2,000             N/A               N/A              $1,000             N/A               N/A
        Fees (1)

------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------


+ E&Y (For the Champlain Small Company Fund, Reaves Select Research Fund, Hambrecht Small Cap Technology Fund and UCM Institutional Money Market Fund)
++ KPMG (For the Champlain Small Company Fund and Reaves Select Research Fund only. The Hambrecht Small Cap Technology Fund and UCM Institutional Money Market Fund commenced operations on August 31, 2005 and September 23, 2005, respectively.)

Notes:
   (1) Audit fees include amounts related to the audit of the Fund's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1)   Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

           ------------------------- --------------- --------------
                                          2006+          2005++
           ------------------------- --------------- --------------
            Audit-Related Fees            0.00%           0.00%

           ------------------------- --------------- --------------
            Tax Fees                      0.00%           0.00%

           ------------------------- --------------- --------------
            All Other Fees                0.00%           0.00%

           ------------------------- --------------- --------------

         +   E&Y (For the Champlain Small Company Fund, Reaves Select Research
Fund, Hambrecht Small Cap Technology Fund and UCM Institutional Money Market
Fund)
         ++ KPMG (For the Champlain Small Company Fund and Reaves Select Research Fund only. The Hambrecht Small Cap Technology Fund and UCM Institutional Money Market Fund commenced operations on August 31, 2005 and September 23, 2005, respectively.)

(f)      Not applicable.

(g)(1) The aggregate non-audit fees and services provided to the Funds and billed by E&Y for the fiscal year 2006 were $0.

(g)(2) The aggregate non-audit fees and services provided to the Funds and billed by KPMG for the fiscal year 2005 were $0.

(h) During the past fiscal year, all non-audit services provided by the Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           The Advisors' Inner Circle Fund II


By (Signature and Title)*              /s/ James F. Volk
                                       ----------------------------------
                                       James F. Volk
                                       President

Date: September 29, 2006




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)*              /s/ James F. Volk
                                       ----------------------------------
                                       James F. Volk
                                       President


Date: September 29, 2006


By (Signature and Title)*              /s/ Michael Lawson
                                       ----------------------------------
                                       Michael Lawson
                                       Controller & CFO


Date: September 29, 2006

* Print the name and title of each signing officer under his or her signature.